Semi-Annual Condensed Consolidated Statement Of Changes In Equity - EUR (€) € in Thousands		Total		Total equity attributable to shareholders of the Parent Company	Share capital	Share premium	Currency translation difference	Cash flow hedge reserve	Reserve for remeasure-ment of defined benefit plans	Financial assets at FVOCI reserve	Other legal reserves	Reserve for treasury shares	Other reserves	Retained earnings	Total equity attributable to non-controlling interests
At beginning of period at Dec. 31, 2021	[1]	€ 644,304		€ 601,210	€ 5,939	€ 721,187	€ (4,928)	€ (8,365)	€ 311	€ 687	€ 20,351	€ (455,000)	€ (178,424)	€ 499,452	€ 43,094
Profit		21,021	[1],[2]	14,038										14,038	6,983	[1]
Other comprehensive income/(loss)		29,248	[1]	28,820			26,719	2,210	1,240	(1,349)					428	[1]
Total comprehensive income		50,269	[1]	42,858			26,719	2,210	1,240	(1,349)				14,038	7,411	[1]
Dividends		(26,001)	[1]	(21,854)										(21,854)	(4,147)	[1]
Sale of treasury shares, net		3,824	[1]	3,824								3,824
Share-based payments		6,683	[1]	6,683									6,683
Other changes		296	[1]	(310)									(436)	126	606	[1]
At end of period at Jun. 30, 2022	[1]	679,375		632,411	5,939	721,187	21,791	(6,155)	1,551	(662)	20,351	(451,176)	(172,177)	491,762	46,964
At beginning of period at Dec. 31, 2022	[1]	732,321		678,949	5,939	721,187	5,295	13,379	1,252	(795)	25,278	(451,174)	(169,732)	528,320	53,372
Profit		52,116	[1]	45,967										45,967	6,149	[1]
Other comprehensive income/(loss)		(11,090)	[1]	(10,603)			(6,059)	(5,198)	282	372					(487)	[1]
Total comprehensive income		41,026		35,364			(6,059)	(5,198)	282	372				45,967	5,662	[1]
Dividends		(31,099)	[1]	(25,031)										(25,031)	(6,068)	[1]
Sale of treasury shares, net		3,654	[1]	3,654								3,902	(248)
Warrant Redemption		63,496	[1]	63,496	115	64,617							(1,236)
Share-based payments		6,536	[1]	6,536									6,536
Settlement of share-based payments		0	[1]									10,650	(11,093)	443
Other changes		(1,015)	[1]	(1,015)									5,389	(6,404)
At end of period at Jun. 30, 2023	[1]	€ 814,919		€ 761,953	€ 6,054	€ 785,804	€ (764)	€ 8,181	€ 1,534	€ (423)	€ 25,278	€ (436,622)	€ (170,384)	€ 543,295	€ 52,966

[1]	Starting with the six months ended June 30, 2023, in the semi-annual condensed consolidated statement of changes in equity the Group separately presents certain components of equity, including share premium, the reserve for treasury shares and other legal reserves, which were previously presented within other reserves. Management believes this presentation, together with the accompanying notes, facilitate a better understanding of the underlying components of the Group’s equity. As a result of this new presentation, certain amounts presented for periods prior to the six months ended June 30, 2023 have been reclassified compared to amounts previously presented by the Group.
[2]	Starting with the six months ended June 30, 2023, the Group presents the semi-annual condensed consolidated statement of profit and loss by function, which is most representative of the way the Chief Operating Decision Maker and management view the business, and is consistent with international practice. In order to conform to this new presentation, the information for the six months ended June 30, 2022 has been reclassified compared to what was previously presented by the Group.